CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net loss	$ (20,746,131)	$ (1,651,273)	$ (1,225,300)
Other comprehensive (loss)/income, net of tax of $nil:
Change in cumulative foreign currency trans adjustment	3,285	45,396	(166,607)
Comprehensive loss	$ (20,742,846)	$ (1,605,877)	$ (1,391,907)